Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Accounting Policies [Abstract]
Fair value of advance under credit agreement	$ 1,877,938	$ 1,639,245	$ 3,176,824
Carrying value of total convertible debt - related party	387,070	517,780	1,360,960
Restricted cash	$ 4,538	$ 4,538	$ 4,512
Property, plant and equipment, depreciation methods	straight-line method
Estimated useful life	two to three years